Insurance Liabilities - Weighted-average interest rates (Details)	Dec. 31, 2022	Dec. 31, 2021
Individual Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Weighted-average interest rate, original discount rate	3.58%	3.23%
Weighted-average interest rate, current discount rate	5.32%	2.75%
Group Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Weighted-average interest rate, original discount rate	5.17%	4.96%
Weighted-average interest rate, current discount rate	5.30%	2.68%
Life Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Weighted-average interest rate, original discount rate	4.08%	4.11%
Weighted-average interest rate, current discount rate	5.33%	2.85%
Life Insurance | Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Weighted-average interest rate, current discount rate	3.76%	3.74%
Institutional Markets
Liability for Future Policy Benefit, Activity [Line Items]
Weighted-average interest rate, original discount rate	3.56%	3.22%
Weighted-average interest rate, current discount rate	5.30%	2.71%
Corporate & Other
Liability for Future Policy Benefit, Activity [Line Items]
Weighted-average interest rate, original discount rate	4.88%	4.83%
Weighted-average interest rate, current discount rate	5.36%	3.08%
Corporate & Other | Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Weighted-average interest rate, current discount rate	4.24%	4.21%